Note 12 - Investments in Unconsolidated Joint Ventures (Details Textual) $ in Thousands	May 23, 2018 g	Mar. 15, 2018 T	Mar. 12, 2018 USD ($)	Jun. 30, 2018 USD ($)
M/T Eco Holmby Hills [Member]
Size of Vessel | T		50,000
M/T Eco Palm Springs [Member]
Size of Vessel | g	50,000
City of Athens and Eco Nine [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 35,900
City of Athens and Eco Nine [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.90%
City of Athens and Eco Nine [Member] | M/T Eco Holmby Hills [Member]
Debt Instrument, Periodic Payment, Total			$ 299
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			11,965
City of Athens and Eco Nine [Member] | M/T Eco Palm Springs [Member]
Debt Instrument, Periodic Payment, Total			299
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 11,968
Upcoming Newbuilding Installments [Member] | Eco Nine [Member]
Advances to Affiliate				$ 2,243
Predelivery Expense [Member] | Eco Nine [Member]
Advances to Affiliate				744
Predelivery Expense [Member] | City of Athens [Member]
Advances to Affiliate				$ 833